Income Taxes Expenses - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliations of effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance	(96.00%)	(370.00%)	(5.00%)
Additional tax deduction	47.00%	(236.00%)	11.00%
Effect of different tax rate of subsidiary operation in other jurisdiction	(12.00%)	111.00%	(9.00%)
Non-Deductible expense	36.00%	471.00%	(22.00%)